Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity - Schedule of Authorized, Issued and Outstanding Shares, Issue Price, Conversion Price, Liquidation Preference and Carrying Value of Series Preferred (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Shares authorized	10,000,000	86,123,364	70,632,784
Shares issued	0	83,568,628	66,825,300
Shares outstanding	0	83,568,628	66,825,300
Liquidation preference		$ 694,447	$ 466,796
Carrying value		$ 874,332	$ 519,100
Series A
Temporary Equity [Line Items]
Shares authorized		3,983,996	3,983,996
Shares issued		3,983,996	3,983,996
Shares outstanding		3,983,996	3,983,996
Issue price		$ 1.61	$ 1.61
Per share conversion price		$ 1.61	$ 1.61
Liquidation preference		$ 6,419	$ 6,419
Carrying value		$ 6,167	$ 6,167
Series B
Temporary Equity [Line Items]
Shares authorized		4,716,484	4,716,484
Shares issued		4,716,484	4,716,484
Shares outstanding		4,716,484	4,716,484
Issue price		$ 2.48	$ 2.48
Per share conversion price		$ 2.48	$ 2.48
Liquidation preference		$ 11,709	$ 11,709
Carrying value		$ 42,425	$ 29,478
Series C
Temporary Equity [Line Items]
Shares authorized		9,134,242	9,134,242
Shares issued		9,134,242	9,134,242
Shares outstanding		9,134,242	9,134,242
Issue price		$ 5.93	$ 5.93
Per share conversion price		$ 5.93	$ 5.93
Liquidation preference		$ 54,209	$ 54,209
Carrying value		$ 88,739	$ 68,004
Series D
Temporary Equity [Line Items]
Shares authorized		14,431,136	14,431,136
Shares issued		14,431,136	14,431,136
Shares outstanding		14,431,136	14,431,136
Issue price		$ 6.58	$ 6.58
Per share conversion price		$ 6.58	$ 6.58
Liquidation preference		$ 95,000	$ 95,000
Carrying value		$ 142,724	$ 111,481
Series E
Temporary Equity [Line Items]
Shares authorized		6,163,792	6,163,792
Shares issued		6,163,792	6,163,792
Shares outstanding		6,163,792	6,163,792
Issue price		$ 8.11	$ 8.11
Per share conversion price		$ 8.11	$ 8.11
Liquidation preference		$ 50,000	$ 50,000
Carrying value		$ 64,042	$ 52,269
Series F
Temporary Equity [Line Items]
Shares authorized		12,705,580	12,705,580
Shares issued		12,115,610	12,115,610
Shares outstanding		12,115,610	12,115,610
Issue price		$ 8.53	$ 8.53
Per share conversion price		$ 8.53	$ 8.53
Liquidation preference		$ 103,346	$ 103,346
Carrying value		$ 127,820	$ 105,588
Series G
Temporary Equity [Line Items]
Shares authorized		16,280,040	19,497,554
Shares issued		16,280,040	16,280,040
Shares outstanding		16,280,040	16,280,040
Issue price		$ 8.98	$ 8.98
Per share conversion price		$ 8.98	$ 8.98
Liquidation preference		$ 146,113	$ 146,113
Carrying value		$ 174,764	$ 146,113
Series H
Temporary Equity [Line Items]
Shares authorized		18,708,094
Shares issued		16,743,328
Shares outstanding		16,743,328
Issue price		$ 13.60
Per share conversion price		$ 13.60
Liquidation preference		$ 227,651
Carrying value		$ 227,651